16. Segment reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting

Note 16 – Segment reporting

The Company consists of two types of operations. Focus Universal, Inc. and Perfecular Inc. (“Focus”) involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company, specializes in high performance and easy to use Audio/Video, Home Theater, Lighting Control, Automation and Integration. The table below discloses income statement information by segment.

	Year ended December 31, 2020
	Focus	AVX	Total

Revenue	$946,641	$705,877	$1,652,518
Revenue - related party	26,449	–	26,449
Total revenue	973,090	705,877	1,678,967

Cost of Revenue	728,597	666,590	1,395,187

Gross Profit	244,493	39,287	283,780

Operating Expenses:
Selling	13,650	8,940	22,590
Compensation - officers	142,100	–	142,100
Research and development	256,636	–	256,636
Professional fees	1,291,729	5,431	1,297,160
General and administrative	959,426	309,781	1,269,207
Total Operating Expenses	2,663,541	324,152	2,987,693

Loss from Operations	(2,419,048)	(284,865)	(2,703,913)

Other Income (Expense):
Interest income (expense), net	(2,073)	(1,999)	(4,072)
Interest (expense) – related party	(81)	–	(81)
Other income	154,194	16,759	170,953
Total other income (expense)	152,040	14,760	166,800

Loss before income taxes	(2,267,008)	(270,105)	(2,537,113)

Tax expense	–	–	–

Net Loss	$(2,267,008)	$(270,105)	$(2,537,113)